Financial Instruments - Detailed Information about In Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Text block [abstract]
Lease financial liability at beginning of year	$ 1,176	$ 1,176	$ 1,260
Additions from new leases	341	296	227
Reductions from payments	(256)	(276)	(313)
Cancellations and liability remeasurements	(24)	7	27
Foreign currency translation and accretion effects	21	(27)	(25)
Lease financial liability at end of year	$ 1,258	$ 1,176	$ 1,176